Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	March 31,	December 31,
	2016	2015
Office equipment	$166,856	$131,389
Furniture and fixtures	456	456
Total	167,312	131,845
Accumulated depreciation	(26,771)	(14,447)
Property and equipment, net	$140,541	$117,398

4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	December 31,	December 31,
	2015	2014
Network data center	$126,179	$-
Personal computers	5,210	2,315
Furniture and fixtures	456	-
Total	131,845	2,315
Accumulated depreciation	(14,447)	-
Property and equipment, net	$117,398	$2,315